Financing Net Investment Result - Summary of Financing Net Investment Result (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement 1 [Line Items]
Interest charges	€ (182)	€ (182)
Other financing income		5
On December 31	(182)	(178)
Net fair value change of derivatives		(129)
Net foreign currency gains and (losses)	2	(1)
Total	6,929	(10,656)
Aegon Ltd. [member]
Statement 1 [Line Items]
Net fair value change of derivatives	19	(30)
Net foreign currency gains and (losses)	1	0
Total	€ 21	€ (30)